Business Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Business Segment Reporting
Business Segment Reporting

The Company has identified its operating segments by product and subsidiary bank.  The Company’s community bank subsidiary, BOHR, provides loan and deposit services through full-service branches and loan production offices located in Virginia, North Carolina, Delaware, and Maryland. In addition to its banking operations, the Company has two additional reportable segments:  Mortgage and Corporate. GBMI comprises our Mortgage segment and provides mortgage banking services such as originating and processing mortgage loans for sale to the secondary market.  Our Corporate segment includes the holding company, and immaterial passive operating results from inactive subsidiary units. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.  Segment profit and loss is measured by net income prior to corporate overhead allocation.  Intersegment transactions are recorded at cost and eliminated as part of the consolidation process.  Because of the interrelationships between the segments, the information is not indicative of how the segments would perform if they operated as independent entities.

The following tables show certain financial information as of and for the years ended December 31, 2015, 2014, and 2013 for each segment and in total.

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Year Ended December 31, 2015
Net interest income (loss)	$61,615	$—	$62,495	$704	$(1,584)
Provision for loan losses	(600)	—	(626)	26	—
Net interest income (loss)
after provision for loan losses	61,015	—	61,869	730	(1,584)
Noninterest income	31,636	(335)	14,222	20,014	(2,265)
Noninterest expense	90,267	(335)	72,232	16,638	1,732
Income (loss) before provision
for income taxes (benefit)	2,384	—	3,859	4,106	(5,581)
Provision for income taxes (benefit)	(92,312)	—	(92,417)	103	2
Net income (loss)	94,696	—	96,276	4,003	(5,583)
Net income attributable to
non-controlling interest	1,741	—	—	1,741	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$92,955	$—	$96,276	$2,262	$(5,583)
Total assets at December 31, 2015	$2,065,940	$(103,437)	$2,086,367	$73,901	$9,109

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Year Ended December 31, 2014
Net interest income (loss)	$60,045	$—	$61,015	$517	$(1,487)
Provision for loan losses	(218)	—	(140)	(78)	—
Net interest income (loss)
after provision for loan losses	59,827	—	60,875	439	(1,487)
Noninterest income	26,793	(285)	15,958	11,542	(422)
Noninterest expense	76,814	(285)	61,812	11,020	4,267
Income (loss) before provision
for income taxes (benefit)	9,806	—	15,021	961	(6,176)
Provision for income taxes (benefit)	6	—	(8)	31	(17)
Net income (loss)	9,800	—	15,029	930	(6,159)
Net income attributable to
non-controlling interest	471	—	—	471	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$9,329	$—	$15,029	$459	$(6,159)
Total assets at December 31, 2014	$1,988,606	$(65,634)	$2,009,567	$34,644	$10,029

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Year Ended December 31, 2013
Net interest income (loss)	$63,501	$—	$64,637	$720	$(1,856)
Provision for loan losses	(1,000)	—	(1,000)	—	—
Net interest income (loss)
after provision for loan losses	62,501	—	63,637	720	(1,856)
Noninterest income	31,315	(229)	16,677	15,832	(965)
Noninterest expense	88,151	(229)	72,021	13,144	3,215
Income (loss) before provision
for income taxes (benefit)	5,665	—	8,293	3,408	(6,036)
Provision for income taxes (benefit)	(90)	—	(438)	344	4
Net income (loss)	5,755	—	8,731	3,064	(6,040)
Net income attributable to
non-controlling interest	1,679	—	—	1,679	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$4,076	$—	$8,731	$1,385	$(6,040)
Total assets at December 31, 2013	$1,950,272	$(71,828)	$1,966,875	$37,003	$18,222